Defined benefit scheme (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability	₪ 8,252	$ 2,586	₪ 6,793
Fair value of unrecognized asset	0	0	51
Fair value of plan assets - accumulated deposit in executive insurance	(6,891)	(2,159)	(5,742)
Net liability deriving from defined benefit obligation	₪ 1,361	$ 427	₪ 1,102